Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2025
Registrant Name	Alliance Laundry Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42897
Entity Tax Identification Number	99-0444708
Entity Address, Address Line One	221 Shepard Street
Entity Address, City or Town	Ripon
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54971
City Area Code	(920)
Local Phone Number	748-3121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ALH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001317685
Amendment Flag	false